Consolidated Schedule of Investments (Unaudited)	2
Notes to the Consolidated Schedule of Investments (Unaudited)	12

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Class A Equity Shares
Art (a) (b) (c) - 97.7%
Masterworks 040, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xLxixdxlxexsxsx xExyxex,x 2016
(Cost: $114,808, Initial Acquisition Date: 03/28/2023)	8,835	$100,462
(Cost: $5,306, Acquisition Date: 08/29/2025)(d)	660	7,505
Masterworks 041, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xZxixexgxex,x 1984
(Cost: $437,337, Acquisition Date: 03/28/2023)	22,709	397,887
(Cost: $66,400, Acquisition Date: 08/29/2025)(d)	5,000	87,606
Masterworks 042, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xDxaxrxkx xMxixlxkx,x 1986
(Cost: $362,749, Initial Acquisition Date: 03/28/2023)	36,778	885,490
(Cost: $151,817, Acquisition Date: 08/29/2025)(d)	8,337	200,727
Masterworks 043, xLxLxCx-xHxaxrxixnxgx,x x Kxexixtxhx;x xUxnxtxixtxlxexdx,x 1983
(Cost: $575,705, Acquisition Date: 03/28/2023)	31,752	478,871
Masterworks 044, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xMxixsxsxixsxsxixpxpxix,x 1982
(Cost: $632,411, Acquisition Date: 03/28/2023)	33,233	764,778
Masterworks 046, xLxLxCx-xHxexrxrxexrxax,x xCxaxrxmxexnx;x xGxrxexexnx xaxnxdx xOxrxaxnxgxex,x 1958
(Cost: $755,839, Initial Acquisition Date: 03/28/2023)	32,081	716,272
(Cost: $4,639, Acquisition Date: 08/29/2025)(d)	240	5,358
Masterworks 047, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xLxixsxtxexnxixnxgx xtxox xVxoxixcxexsx,x 2010
(Cost: $169,134, Acquisition Date: 03/28/2023)	8,308	157,603
(Cost: $57,838, Acquisition Date: 08/29/2025)(d)	3,908	74,135
Masterworks 048, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xUxnxtxixtxlxexdx,x 2007
(Cost: $63,475, Initial Acquisition Date: 03/28/2023)	4,040	71,065
(Cost: $3,963, Acquisition Date: 08/29/2025)(d)	306	5,383
Masterworks 049, xLxLxCx-xTxexhx-xCxhxuxnx,x xCxhxux;x xPxrxixnxtxexmxpxsx xHxixvxexrxnxaxlx,x 1986-1987
(Cost: $1,235,825, Initial Acquisition Date: 03/28/2023)	70,092	1,102,358
(Cost: $6,270, Acquisition Date: 08/29/2025)(d)	526	8,273
Masterworks 050, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xKxoxsxhxax,x 1992
(Cost: $619,407, Initial Acquisition Date: 03/28/2023)	34,682	673,649
(Cost: $3,812, Acquisition Date: 08/29/2025)(d)	259	5,031
Masterworks 053, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx,x 1997
(Cost: $439,150, Initial Acquisition Date: 03/28/2023)	26,183	301,688

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 054, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x 12 Hawks at 3 O’Clock, 1962
(Cost: $2,435,469, Initial Acquisition Date: 03/28/2023)	137,421	$3,474,511
(Cost: $113,465, Acquisition Date: 08/29/2025)(d)	6,180	156,253
Masterworks 055, xLxLxCx-xMxaxrxtxixnx,x xAxgxnxexsx;x xUxnxtxixtxlxexdx x#12, 1988
(Cost: $1,423,736, Initial Acquisition Date: 03/28/2023)	61,178	1,420,614
(Cost: $6,949, Acquisition Date: 08/29/2025)(d)	459	10,658
Masterworks 056, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xUxnxtxixtxlxexdx,x 1967
(Cost: $1,098,247, Acquisition Date: 03/28/2023)	65,886	885,699
Masterworks 057, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xTxhxrxoxuxgxhx,x 1970
(Cost: $368,650, Initial Acquisition Date: 03/28/2023)	18,950	356,430
(Cost: $1,872, Acquisition Date: 08/29/2025)(d)	143	2,690
Masterworks 058, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xAxlxlx xCxoxlxoxrxexdx x Cxaxsxtx xIxIx,x 1982
(Cost: $2,298,541, Initial Acquisition Date: 03/28/2023)	141,728	2,954,845
(Cost: $201,209, Acquisition Date: 08/29/2025)(d)	12,759	266,009
Masterworks 059, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx,x 1984
(Cost: $677,421, Acquisition Date: 03/28/2023)	42,995	588,142
Masterworks 062, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx 908-8, 2009
(Cost: $690,102, Initial Acquisition Date: 03/28/2023)	31,493	441,667
(Cost: $7,083, Acquisition Date: 08/29/2025)(d)	714	10,013
Masterworks 063, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xPxlxaxaxox)x,x 2010
(Cost: $513,217, Acquisition Date: 03/28/2023)	29,125	289,412
Masterworks 064, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx,x 1985
(Cost: $1,520,910, Initial Acquisition Date: 03/28/2023)	87,882	1,568,834
(Cost: $23,995, Acquisition Date: 08/29/2025)(d)	1,988	35,489
Masterworks 066, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xAxnxtxexlxoxpxex xAxtxtxaxcxkxexdx xNxexaxrx xGxaxsx xPxixpxex,x 2018
(Cost: $682,176, Initial Acquisition Date: 03/28/2023)	32,698	586,468
(Cost: $3,343, Acquisition Date: 08/29/2025)(d)	246	4,412
 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
2

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 068, xLxLxCx-xWxoxux-xKxix,x xZxaxox;x 22.01.68, 1968
(Cost: $895,862, Initial Acquisition Date: 03/28/2023)	52,648	$881,953
(Cost: $5,013, Acquisition Date: 08/29/2025)(d)	395	6,617
Masterworks 071, xLxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xDxoxlxlxaxrx xSxixgxnx,x 1981
(Cost: $207,857, Initial Acquisition Date: 03/28/2023)	10,756	187,046
Masterworks 072, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xUxnxtxixtxlxexdx xPxixnxkx x(xSxfxmxoxmxax xBxexnxexfxixtx)x,x 2016
(Cost: $740,344, Initial Acquisition Date: 03/28/2023)	37,823	734,885
(Cost: $4,283, Acquisition Date: 08/29/2025)(d)	284	5,518
Masterworks 073, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxaxcxixfxixcx-xOxcxexaxnx,x 2015
(Cost: $551,940, Acquisition Date: 03/28/2023)	32,599	285,815
Masterworks 074, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xRxexdx xRxaxbxbxixtx,x 1982
(Cost: $1,405,295, Initial Acquisition Date: 03/28/2023)	78,210	1,699,965
(Cost: $81,773, Acquisition Date: 08/29/2025)(d)	4,974	108,114
Masterworks 075, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx 940-7, 2015
(Cost: $948,274, Initial Acquisition Date: 06/09/2023)	60,008	1,141,142
(Cost: $57,692, Acquisition Date: 08/29/2025)(d)	4,404	83,749
Masterworks 076, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex 81 x 81 cm, 17 Février 2016
(Cost: $245,876, Initial Acquisition Date: 03/28/2023)	12,366	113,118
(Cost: $745, Acquisition Date: 08/29/2025)(d)	93	851
Masterworks 079, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xSxexax xixnx xtxhxex xExvxexnxixnxgx xGxlxoxwx,x 1995
(Cost: $465,218, Acquisition Date: 03/28/2023)	27,051	303,991
Masterworks 080, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xAxtxmxoxsxpxhxexrxex,x 1980
(Cost: $168,886, Initial Acquisition Date: 06/09/2023)	11,330	244,282
(Cost: $13,403, Acquisition Date: 08/29/2025)(d)	804	17,335
Masterworks 083, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx,x 1991
(Cost: $765,534, Initial Acquisition Date: 03/28/2023)	38,099	759,420
(Cost: $4,552, Acquisition Date: 08/29/2025)(d)	287	5,721
Masterworks 084, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x xOxhxnxex xTxixtxexlx,x 2008
(Cost: $232,897, Initial Acquisition Date: 03/28/2023)	12,403	137,858

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 088, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx 576-2, 1985
(Cost: $683,510, Acquisition Date: 06/09/2023)	40,312	$560,014
Masterworks 089, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xMxixnxexrxaxlx xKxixnxgxdxoxmx,x 1976
(Cost: $212,362, Initial Acquisition Date: 06/09/2023)	11,642	294,583
(Cost: $15,963, Acquisition Date: 08/29/2025)(d)	834	21,103
Masterworks 090, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx,x 1995
(Cost: $1,337,965, Initial Acquisition Date: 06/09/2023)	72,921	1,337,881
(Cost: $41,783, Acquisition Date: 08/29/2025)(d)	3,006	55,151
Masterworks 091, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x xUxnxtxixtxlxexdx,x 1990
(Cost: $838,623, Initial Acquisition Date: 06/09/2023)	50,670	1,676,260
(Cost: $41,806, Acquisition Date: 08/29/2025)(d)	3,036	100,437
Masterworks 092, xLxLxCx-xBxaxnxkxsxyx;x xSxuxnxfxlxoxwxexrxsx xfxrxoxmx xPxextxrxoxlx xSxtxaxtxixoxnx,x 2005
(Cost: $1,264,893, Initial Acquisition Date: 06/09/2023)	86,502	1,513,335
(Cost: $83,618, Acquisition Date: 08/29/2025)(d)	6,306	110,322
Masterworks 093, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xRxixpxex,x 1967
(Cost: $3,903,775, Initial Acquisition Date: 03/28/2023)	219,101	4,123,130
(Cost: $141,411, Acquisition Date: 08/29/2025)(d)	8,586	161,575
Masterworks 095, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xCxhxixkxexnx-xsxexix xKxexnxdxoxsxhxixnx,x 1961
(Cost: $585,910, Initial Acquisition Date: 06/09/2023)	36,524	650,894
(Cost: $19,521, Acquisition Date: 08/29/2025)(d)	1,446	25,769
Masterworks 096, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xVxaxrxixextxixexsx xoxfx xIxnxtxexrxnxaxlx xTxoxrxmxexnxtx,x 1998
(Cost: $669,357, Initial Acquisition Date: 06/09/2023)	39,434	847,996
(Cost: $25,756, Acquisition Date: 08/29/2025)(d)	1,584	34,063
Masterworks 097, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xRxexdx xGxoxdx,x 2015
(Cost: $447,138, Initial Acquisition Date: 06/09/2023)	24,848	442,181
(Cost: $29,524, Acquisition Date: 08/29/2025)(d)	1,818	32,352
Masterworks 098, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xBxCxOx)x,x 2013
(Cost: $458,462, Initial Acquisition Date: 06/09/2023)	21,054	335,500
(Cost: $13,409, Acquisition Date: 08/29/2025)(d)	1,110	17,688
 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
3

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 099, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xMxaxrxyx xMxaxgxdxaxlxexnxex,x 2009
(Cost: $60,532, Initial Acquisition Date: 06/09/2023)	3,478	$55,923
(Cost: $3,069, Acquisition Date: 08/29/2025)(d)	252	4,052
Masterworks 101, xLxLxCx-xRxoxtxhxkxox,x xMxaxrxkx;x xUxnxtxixtxlxexdx,x 1968
(Cost: $1,411,886, Initial Acquisition Date: 06/09/2023)	84,521	1,528,731
(Cost: $47,382, Acquisition Date: 08/29/2025)(d)	3,456	62,509
Masterworks 103, LLC-Wood, Jonas; Collaboration Appropriation 6, 2015
(Cost: $196,773, Initial Acquisition Date: 06/09/2023)	12,515	320,331
(Cost: $14,929, Acquisition Date: 08/29/2025)(d)	912	23,343
Masterworks 104, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx,x 1999
(Cost: $100,277, Initial Acquisition Date: 06/09/2023)	7,956	135,199
(Cost: $9,505, Acquisition Date: 08/29/2025)(d)	738	12,541
Masterworks 105, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xSxhxaxdxoxwxexdx xPxlxaxcxex,x 1985
(Cost: $362,980, Acquisition Date: 06/09/2023)	25,947	231,795
Masterworks 106, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x xUxnxtxixtxlxexdx x(xBxuxixsxsxoxnxnxixexrxex)x,x 1962
(Cost: $816,962, Initial Acquisition Date: 06/09/2023)	38,879	824,102
(Cost: $4,866, Acquisition Date: 08/29/2025)(d)	291	6,168
Masterworks 107, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex 143 X 202 Cm, 3 Janvier 2019, 2019
(Cost: $158,613, Initial Acquisition Date: 06/09/2023)	10,193	100,856
(Cost: $6,971, Acquisition Date: 08/29/2025)(d)	744	7,362
Masterworks 108, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xAxrxcxaxnxex,x 1972
(Cost: $728,230, Initial Acquisition Date: 05/26/2023)	36,921	734,891
(Cost: $4,174, Acquisition Date: 08/29/2025)(d)	277	5,514
Masterworks 109, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xNxox xHxoxpxexlxexsxsx,x 2007
(Cost: $1,367,524, Initial Acquisition Date: 06/09/2023)	77,884	1,426,547
(Cost: $38,975, Acquisition Date: 08/29/2025)(d)	2,808	51,432
Masterworks 110, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx,x 1982
(Cost: $472,042, Acquisition Date: 06/09/2023)	26,571	308,290
Masterworks 111, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x 101 Kopfe, 2005
(Cost: $493,449, Initial Acquisition Date: 06/09/2023)	30,878	292,140

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 112, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex 92 X 65 Cm, 13 Mars 2015, 2015
(Cost: $62,853, Initial Acquisition Date: 06/09/2023)	3,811	$29,470
Masterworks 113, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xUxnxtxixtxlxexdx,x 2001
(Cost: $171,397, Initial Acquisition Date: 06/09/2023)	10,605	136,352
(Cost: $8,939, Acquisition Date: 08/29/2025)(d)	780	10,029
Masterworks 114, xLxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xFxlxoxwxexrxsx,x 1964
(Cost: $211,448, Initial Acquisition Date: 06/09/2023)	15,366	318,355
(Cost: $22,095, Acquisition Date: 08/29/2025)(d)	1,410	29,212
Masterworks 115, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xJxAxAxTxOx)x,x 2009
(Cost: $189,472, Acquisition Date: 06/09/2023)	9,039	79,383
Masterworks 116, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xPxrxoxmxixsxex xLxaxnxdx,x 2012
(Cost: $1,264,146, Initial Acquisition Date: 06/09/2023)	69,220	1,119,752
(Cost: $27,879, Acquisition Date: 08/29/2025)(d)	2,274	36,786
Masterworks 117, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx,x 1984
(Cost: $757,412, Initial Acquisition Date: 06/09/2023)	49,096	668,260
Masterworks 118, xLxLxCx-xLxixgxoxnx,x xGxlxexnxnx;x xSxtxrxaxnxgxexrx x#55, 2011
(Cost: $346,127, Initial Acquisition Date: 06/09/2023)	21,741	359,483
(Cost: $8,730, Acquisition Date: 08/29/2025)(d)	652	10,781
Masterworks 120, xLxLxCx-xBxaxnxkxsxyx;x x Rxaxtx x&x xHxexaxrxtx,x 2014
(Cost: $30,813, Initial Acquisition Date: 06/09/2023)	2,899	28,651
(Cost: $2,796, Acquisition Date: 08/29/2025)(d)	336	3,321
Masterworks 121, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xMxyx xWxhxoxlxex xFxaxmxixlxyx xixsx xfxrxoxmx xPxhxixlxlxyx,x 2014
(Cost: $1,951,281, Initial Acquisition Date: 03/28/2023)	100,021	1,469,879
(Cost: $8,355, Acquisition Date: 08/29/2025)(d)	750	11,022
Masterworks 122, xLxLxCx-xBxaxnxkxsxyx;x xAxgxexnxcxyx xJxoxbx x(xGxlxexaxnxexrxsx)x,x 2009
(Cost: $602,678, Initial Acquisition Date: 06/09/2023)	37,971	630,508
(Cost: $55,707, Acquisition Date: 08/29/2025)(d)	4,650	77,213
Masterworks 123, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xGxlxaxtxtx x(xSxmxoxoxtxhx)x,x 2006
(Cost: $94,595, Initial Acquisition Date: 06/09/2023)	6,852	71,720
 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
4

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 124, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xBxlxuxex xQxuxixvxexrx,x 1983
(Cost: $753,555, Initial Acquisition Date: 03/28/2023)	42,974	$685,976
(Cost: $3,908, Acquisition Date: 08/29/2025)(d)	323	5,156
Masterworks 125, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xTxrxaxnxsxpxaxrxexnxtx xFxixgxuxrxexsx,x 2016
(Cost: $919,345, Initial Acquisition Date: 06/09/2023)	41,369	1,128,096
(Cost: $23,059, Acquisition Date: 08/29/2025)(d)	1,326	36,159
Masterworks 126, LLC-Kaws; Chum (KCO9), 2016
(Cost: $68,264, Initial Acquisition Date: 06/09/2023)	4,198	65,559
(Cost: $3,052, Acquisition Date: 08/29/2025)(d)	258	4,029
Masterworks 127, LLC-Ghenie, Adrian; Antelope Attacked Near Gas Pipe 2, 2019
(Cost: $580,741, Initial Acquisition Date: 06/09/2023)	30,931	586,296
(Cost: $13,786, Acquisition Date: 08/29/2025)(d)	960	18,197
Masterworks 128, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xKxHxNx)x,x 2011
(Cost: $176,823, Initial Acquisition Date: 06/09/2023)	12,581	190,314
(Cost: $39,285, Acquisition Date: 08/29/2025)(d)	3,428	51,856
Masterworks 129, xLxLxCx-xSxhxixrxaxgxax,x xKxaxzxuxox;x xCxhxixsxuxixsxexix xTxsxuxhxixexnx,x 1961
(Cost: $593,395, Initial Acquisition Date: 06/09/2023)	28,677	673,077
(Cost: $16,082, Acquisition Date: 08/29/2025)(d)	906	21,265
Masterworks 130, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x xTxhxex xTxrxixpx,x 2016
(Cost: $1,237,693, Acquisition Date: 03/28/2023)	62,190	638,934
Masterworks 131, xLxLxCx-xFxoxnxtxaxnxax,x xLxuxcxixox;x xCxoxnxcxextxtxox xSxpxaxzxixaxlxex,x xAxtxtxexsxex,x 1964-5
(Cost: $238,487, Initial Acquisition Date: 06/09/2023)	15,750	254,743
(Cost: $12,508, Acquisition Date: 08/29/2025)(d)	1,032	16,692

Masterworks 132, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x xSxexnxzxax xTxixtxoxlxox x(xIx xVxexrxbxix xIxrxrxexgxoxlxaxrxix,x xTxoxcxcxhxix xEx xRxixnxtxoxcxcxhxix,x xPxexrx xNxuxoxvxix xDxexsxixdxexrxix)x,1989

(Cost: $39,311, Initial Acquisition Date: 06/09/2023)	2,835	53,635
(Cost: $3,872, Acquisition Date: 08/29/2025)(d)	270	5,108
Masterworks 133, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x xAxbxsxtxrxaxkxtxexsx xBxixlxdx 665-4, 1988
(Cost: $295,283, Initial Acquisition Date: 06/09/2023)	14,872	254,099
(Cost: $10,101, Acquisition Date: 08/29/2025)(d)	780	13,327

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 136, xLxLxCx-xPxrxixnxcxex,x xRxixcxhxaxrxdx;x xAxrxex xYxoxux xKxixdxdxixnxgx?x,x 1988
(Cost: $502,972, Initial Acquisition Date: 03/28/2023)	28,644	$391,962
(Cost: $2,266, Acquisition Date: 08/29/2025)(d)	214	2,928
Masterworks 139, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xUxnxtxixtxlxexdx x(22/87), 1987
(Cost: $420,364, Initial Acquisition Date: 03/28/2023)	25,638	362,037
(Cost: $5,784, Acquisition Date: 08/29/2025)(d)	579	8,176
Masterworks 140, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xTxixnxcxtx,x 1972
(Cost: $796,069, Initial Acquisition Date: 03/28/2023)	40,730	734,953
(Cost: $4,183, Acquisition Date: 08/29/2025)(d)	306	5,522
Masterworks 142, xLxLxCx-xUxexcxkxexrx,x xGxuxnxtxhxexrx;x xFxexlxdx 83/84, 1983-4
(Cost: $412,641, Initial Acquisition Date: 03/28/2023)	23,560	287,941
(Cost: $4,936, Acquisition Date: 08/29/2025)(d)	533	6,514
Masterworks 145, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xRxexdx xPxuxmxpxkxixnx,x 1996
(Cost: $155,744, Initial Acquisition Date: 03/28/2023)	8,025	135,982
(Cost: $869, Acquisition Date: 08/29/2025)(d)	60	1,017
Masterworks 146, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xSxexaxfxoxoxdx xSxtxoxcxkx,x 1986
(Cost: $405,256, Initial Acquisition Date: 03/28/2023)	20,712	367,505
(Cost: $2,098, Acquisition Date: 08/29/2025)(d)	156	2,768
Masterworks 147, xLxLxCx-xAxnxdxrxex,x xCxaxrxlx;x xMxaxgxnxexsxixuxmx-xLxexaxdx xPxlxaxixnx,x 1969
(Cost: $474,836, Initial Acquisition Date: 03/28/2023)	24,209	370,391
(Cost: $2,098, Acquisition Date: 08/29/2025)(d)	181	2,769
Masterworks 148, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xSxoxnxgx xTxrxoxpxixex,x 1973
(Cost: $222,866, Initial Acquisition Date: 03/28/2023)	11,994	281,111
(Cost: $3,318, Acquisition Date: 08/29/2025)(d)	272	6,375
Masterworks 152, xLxLxCx-xWxaxrxhxoxlx,x xAxnxdxyx;x xDxoxlxlxaxrx xSxixgxnx,x 1982
(Cost: $180,970, Initial Acquisition Date: 03/28/2023)	9,313	189,123
(Cost: $849, Acquisition Date: 08/29/2025)(d)	71	1,442
Masterworks 153, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xTxextxhxyxsx,x 1981
(Cost: $335,305, Initial Acquisition Date: 03/28/2023)	17,164	362,643
(Cost: $2,061, Acquisition Date: 08/29/2025)(d)	129	2,725

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
5

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 154, LLC-Kaws; Chum (KCB1), 2012
(Cost: $425,036, Initial Acquisition Date: 03/28/2023)	21,808	$391,955
(Cost: $1,801, Acquisition Date: 08/29/2025)(d)	163	2,930
Masterworks 156, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx xNxox.x 10, 1988
(Cost: $682,250, Acquisition Date: 03/28/2023)	45,604	592,332
Masterworks 157, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xRxoxdxrxixgxox xaxnxdx xHxixsx xMxixsxtxrxexsxsx,x 2008
(Cost: $279,046, Initial Acquisition Date: 03/28/2023)	14,262	244,839
(Cost: $1,660, Acquisition Date: 08/29/2025)(d)	107	1,837
Masterworks 158, xLxLxCx-xMxexhxrxextxux,x xJxuxlxixex;x xUxnxtxixtxlxexdx,x 2012
(Cost: $176,083, Initial Acquisition Date: 03/28/2023)	9,008	222,193
(Cost: $1,269, Acquisition Date: 08/29/2025)(d)	68	1,677
Masterworks 159, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx x(xOx.xKxex)x,x 2004
(Cost: $416,159, Initial Acquisition Date: 03/28/2023)	23,046	601,767
(Cost: $2,749, Acquisition Date: 08/29/2025)(d)	173	4,517
Masterworks 160, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex 92 X 73 Cm, 25 Octobre 1987, 1987
(Cost: $302,122, Initial Acquisition Date: 03/28/2023)	16,438	181,072
Masterworks 162, xLxLxCx-xJxoxhxnxsxoxnx,x xRxaxsxhxixdx;x xUxnxtxixtxlxexdx x(xExsxcxaxpxex xCxoxlxlxaxgxex)x,x 2019
(Cost: $275,517, Acquisition Date: 03/28/2023)	13,820	122,057
(Cost: $4,695, Acquisition Date: 08/29/2025)(d)	567	5,008
Masterworks 163, xLxLxCx-xKxaxtxzx,x xAxlxexx;x Kxyxmx,x 2004
(Cost: $171,414, Initial Acquisition Date: 03/28/2023)	7,874	193,163
(Cost: $1,017, Acquisition Date: 08/29/2025)(d)	59	1,447
Masterworks 164, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xDxkxkxnx)x,x 2010
(Cost: $689,025, Acquisition Date: 03/28/2023)	34,549	296,410
Masterworks 165, xLxLxCx-xJxuxdxdx,x xDxoxnxaxlxdx;x xUxnxtxixtxlxexdx,x 1988
(Cost: $296,139, Initial Acquisition Date: 03/28/2023)	12,890	275,074
(Cost: $1,549, Acquisition Date: 08/29/2025)(d)	96	2,049
Masterworks 166, xLxLxCx-xKxaxwxsx;x xKxuxrxfxsx x(xLxaxuxgxhxixnxgx)x,x 2008
(Cost: $523,817, Initial Acquisition Date: 03/28/2023)	27,234	512,000
(Cost: $3,123, Acquisition Date: 08/29/2025)(d)	204	3,834

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 167, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xDxexlxoxsx,x 1983
(Cost: $754,206, Initial Acquisition Date: 05/26/2023)	38,225	$734,872
(Cost: $4,182, Acquisition Date: 08/29/2025)(d)	287	5,516
Masterworks 168, xLxLxCx-xOxwxexnxsx,x xLxaxuxrxax;x xUxnxtxixtxlxexdx,x 2016
(Cost: $193,545, Initial Acquisition Date: 03/28/2023)	9,900	195,986
(Cost: $1,125, Acquisition Date: 08/29/2025)(d)	75	1,485
Masterworks 169, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xMxoxrxnxixnxgx xBxixrxdx,x 2022
(Cost: $234,203, Initial Acquisition Date: 03/28/2023)	11,972	205,151
(Cost: $2,379, Acquisition Date: 08/29/2025)(d)	271	4,644
Masterworks 171, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xMxexmxoxrxyx xGxaxrxdxexnx,x 2020
(Cost: $222,877, Initial Acquisition Date: 03/28/2023)	11,384	108,609
(Cost: $1,742, Acquisition Date: 08/29/2025)(d)	258	2,461
Masterworks 172, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xKxaxpxuxtxtx xPxuxpx xKxixnxgx,x 1999
(Cost: $390,604, Initial Acquisition Date: 03/28/2023)	20,029	380,701
(Cost: $2,160, Acquisition Date: 08/29/2025)(d)	150	2,851
Masterworks 173, xLxLxCx-xYxixaxdxoxmx-xBxoxaxkxyxex,x xLxyxnxextxtxex;x xOxyxsxtxexrx,x 2012
(Cost: $385,530, Initial Acquisition Date: 03/28/2023)	19,708	217,218
Masterworks 174, xLxLxCx-xCxhxaxnxexlx xAxbxnxexyx,x xNxixnxax;x xAxnxyxtxixmxex,x xAxnxyxpxlxaxcxex,x 2018
(Cost: $133,313, Acquisition Date: 03/28/2023)	6,026	53,334
Masterworks 176, xLxLxCx-xKxaxwxsx;x xUxnxtxixtxlxexdx x(xKxuxrxfx)x,x 2008
(Cost: $395,212, Initial Acquisition Date: 05/26/2023)	20,022	418,150
(Cost: $2,590, Acquisition Date: 08/29/2025)(d)	150	3,133
Masterworks 177, xLxLxCx-xKxaxtxzx,x xAxlxexx;x xPxixnxkx xKxixmxoxnxox,x xIxsxaxaxcx xMxixzxrxaxhxix xSxexrxixexsx,x 1994
(Cost: $360,703, Initial Acquisition Date: 03/28/2023)	19,957	429,612
(Cost: $2,406, Acquisition Date: 08/29/2025)(d)	150	3,229
Masterworks 178, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xBxrxixdxex’xsx xDxoxoxrx,x 1967
(Cost: $588,914, Initial Acquisition Date: 05/26/2023)	29,822	628,833
(Cost: $3,557, Acquisition Date: 08/29/2025)(d)	223	4,702

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
6

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 179, xLxLxCx-xWxoxux-xKxix,x xZxaxox;x 17.02.71-12.05.76, 1971
(Cost: $434,160, Initial Acquisition Date: 03/28/2023)	23,931	$362,026
(Cost: $6,223, Acquisition Date: 08/29/2025)(d)	543	8,214
Masterworks 180, xLxLxCx-xWxhxixtxnxexyx,x xSxtxaxnxlxexyx;x xIx xSxixnxgx xRxexdx xaxnxdx xBxlxuxex,x 2020
(Cost: $223,055, Initial Acquisition Date: 03/28/2023)	11,251	108,624
(Cost: $1,735, Acquisition Date: 08/29/2025)(d)	254	2,452
Masterworks 182, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xPxuxmxpxkxixnx,x 1996
(Cost: $153,736, Initial Acquisition Date: 03/28/2023)	7,854	154,323
(Cost: $923, Acquisition Date: 08/29/2025)(d)	59	1,159
Masterworks 186, xLxLxCx-xPxaxrxtxyx,x xNxixcxoxlxaxsx;x xLxaxnxdxsxcxaxpxex,x 2017
(Cost: $663,340, Initial Acquisition Date: 04/12/2023)	33,634	470,647
Masterworks 191, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xGxrxexexnx xaxnxdx xPxuxrxpxlxex xCxoxmxpxoxsxixtxixoxnx,x 2010
(Cost: $1,065,035, Initial Acquisition Date: 05/26/2023)	53,963	906,390
(Cost: $5,293, Acquisition Date: 08/29/2025)(d)	405	6,803
Masterworks 192, xLxLxCx-xOxexhxlxexnx,x xAxlxbxexrxtx;x xAxuxfx x(xDxexrx xSxtxrxaxsxsxex)x xSxcxhxrxexixbxexnx x(xWxrxixtxixnxgx x(xOxnx xTxhxex xSxtxrxexextx)x)x,x 2000
(Cost: $420,091, Initial Acquisition Date: 05/26/2023)	21,300	270,676
(Cost: $2,384, Acquisition Date: 08/29/2025)(d)	161	2,046
Masterworks 193, xLxLxCx-xHxexrxrxexrxax,x xCxaxrxmxexnx;x xNxoxcxhxex xVxexrxdxex,x 2016
(Cost: $158,482, Initial Acquisition Date: 03/28/2023)	8,085	169,510
(Cost: $1,025, Acquisition Date: 08/29/2025)(d)	60	1,258
Masterworks 196, xLxLxCx-xMxixtxcxhxexlxlx,x xJxoxaxnx;x xUxnxtxixtxlxexdx,x xCx.x 1956
(Cost: $897,102, Initial Acquisition Date: 05/26/2023)	45,392	866,992
(Cost: $5,165, Acquisition Date: 08/29/2025)(d)	340	6,494
Masterworks 197, xLxLxCx-xHxoxcxkxnxexyx,x xDxaxvxixdx;x xSxuxnxfxlxoxwxexrx xaxnxdx xTxhxrxexex xOxrxaxnxgxexsx,x 1996
(Cost: $1,067,747, Initial Acquisition Date: 05/26/2023)	53,975	1,309,357
(Cost: $7,432, Acquisition Date: 08/29/2025)(d)	405	9,825
Masterworks 214, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xPxixlxoxtx,x 1978
(Cost: $448,869, Initial Acquisition Date: 05/26/2023)	22,721	482,831
(Cost: $2,748, Acquisition Date: 08/29/2025)(d)	171	3,634

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 215, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x xMxaxpxpxax,x 1983
(Cost: $673,128, Initial Acquisition Date: 05/26/2023)	34,082	$581,830
(Cost: $3,473, Acquisition Date: 08/29/2025)(d)	255	4,353
Masterworks 217, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xCxoxnxsxtxrxuxcxtxexdx xFxaxcxex,x 2013
(Cost: $497,500, Initial Acquisition Date: 05/26/2023)	25,183	362,016
(Cost: $5,797, Acquisition Date: 08/29/2025)(d)	570	8,194
Masterworks 218, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xGxrxexexnxsxlxexexvxexsx,x 1983
(Cost: $644,930, Initial Acquisition Date: 05/26/2023)	32,662	636,925
(Cost: $3,606, Acquisition Date: 08/29/2025)(d)	244	4,758
Masterworks 219, xLxLxCx-xHxaxrxixnxgx,x xKxexixtxhx;x xUxnxtxixtxlxexdx,x 1984
(Cost: $1,053,020, Acquisition Date: 05/30/2023)	52,651	716,459
Masterworks 228, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xUxnxdxexrx xtxhxex xHxaxzxyx xSxkxyx,x 2012
(Cost: $2,552,080, Initial Acquisition Date: 05/30/2023)	129,184	2,474,519
(Cost: $18,566, Acquisition Date: 08/29/2025)(d)	968	18,542
Masterworks 230, LLC-Kaws; Chum (KCB8), 2012
(Cost: $434,066, Initial Acquisition Date: 05/26/2023)	22,019	391,975
(Cost: $1,818, Acquisition Date: 08/29/2025)(d)	165	2,937
Masterworks 236, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xExaxsxtxexrx xSxuxnxdxaxyx,x 2011
(Cost: $713,881, Initial Acquisition Date: 05/26/2023)	36,146	781,520
(Cost: $4,453, Acquisition Date: 08/29/2025)(d)	272	5,881
Masterworks 239, xLxLxCx-xBxrxoxwxnx,x xCxexcxixlxyx;x xTxhxex xNxyxmxpxhxsx xHxaxvxex xDxexpxaxrxtxexdx,x 2014
(Cost: $1,156,600, Initial Acquisition Date: 05/26/2023)	58,452	1,373,020
(Cost: $19,630, Acquisition Date: 08/29/2025)(d)	1,321	31,030
Masterworks 241, xLxLxCx-xPxaxrxtxyx,x xNxixcxoxlxaxsx;x xTxrxexexsx,x 2019
(Cost: $481,820, Initial Acquisition Date: 05/26/2023)	24,389	422,352
(Cost: $7,242, Acquisition Date: 08/29/2025)(d)	552	9,559
Masterworks 245, xLxLxCx-xAxyx xTxjxoxex,x xCxhxrxixsxtxixnxex;x xLxaxyxexrx xaxsx xax xHxixdxixnxgx xPxlxaxcxex,x 2013
(Cost: $408,293, Initial Acquisition Date: 05/26/2023)	20,599	444,992
(Cost: $2,350, Acquisition Date: 08/29/2025)(d)	154	3,327
 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
7

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 254, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xIxnxsxixdxex xtxhxex xWxexsxtx xWxixnxgx,x 1957
(Cost: $693,480, Acquisition Date: 01/12/2024)	34,674	$552,308
(Cost: $11,995, Acquisition Date: 08/29/2025)(d)	952	15,164
Masterworks 258, xLxLxCx-xGxixlxlxixaxmx,x xSxaxmx;x xUxnxtxixtxlxexdx,x 1970
(Cost: $416,080, Acquisition Date: 10/30/2023)	20,804	312,992
Masterworks 261, xLxLxCx-xWxoxnxgx,x xMxaxtxtxhxexwx;x xUxnxtxixtxlxexdx,x 2017
(Cost: $774,362, Initial Acquisition Date: 05/26/2023)	39,057	793,150
(Cost: $4,485, Acquisition Date: 08/29/2025)(d)	292	5,930
Masterworks 262, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx,x 1983
(Cost: $2,236,264, Initial Acquisition Date: 10/30/2023)	113,728	2,471,161
(Cost: $98,087, Acquisition Date: 08/29/2025)(d)	5,970	129,720
Masterworks 268, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x xWxoxuxnxdxexdx,x 2014
(Cost: $1,687,589, Initial Acquisition Date: 10/30/2023)	84,816	1,592,412
(Cost: $9,036, Acquisition Date: 08/29/2025)(d)	635	11,922
Masterworks 273, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x xHxuxmxaxnx xRxaxgxex,x 2020
(Cost: $534,414, Initial Acquisition Date: 10/30/2023)	26,813	489,954
(Cost: $2,784, Acquisition Date: 08/29/2025)(d)	201	3,673
Masterworks 274, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x x xPxoxlxixtxixcxaxlx xCxaxrxtxoxoxnx xAxbxsxtxrxaxcxtxixoxnx,x 2017
(Cost: $502,403, Initial Acquisition Date: 03/05/2024)	25,121	465,459
(Cost: $2,793, Acquisition Date: 08/29/2025)(d)	189	3,502
Masterworks 275, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xSxixlxvxexrx-xNxextxsx x(xTxwxhxexrxox)x,x 2007
(Cost: $751,700, Acquisition Date: 10/30/2023)	37,585	337,070
Masterworks 278, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x xMxaxqxuxaxnx,x 2015
(Cost: $604,070, Initial Acquisition Date: 01/03/2024)	30,242	584,760
(Cost: $3,709, Acquisition Date: 08/29/2025)(d)	227	4,389
Masterworks 279, xLxLxCx-xKxuxsxaxmxax,x xYxaxyxoxix;x xNxextxsx xOxbxsxexsxsxixoxnx x(xTxoxwxex)x,x 2002
(Cost: $554,780, Initial Acquisition Date: 10/30/2023)	27,808	229,296

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 282, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x x xPxoxlxlxox xFxrxixtxox,x 1982
(Cost: $2,400,000, Acquisition Date: 03/26/2024)	120,000	$2,435,088
(Cost: $483,784, Acquisition Date: 08/29/2025)(d)	32,622	661,979
Masterworks 286, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x x xSxexax xMxoxnxsxtxexrx,x 2014
(Cost: $1,190,993, Initial Acquisition Date: 03/05/2024)	59,557	1,049,758
(Cost: $5,972, Acquisition Date: 08/29/2025)(d)	447	7,879
Masterworks 300, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xOxvxexrx xaxnxdx xAxbxoxvxex,x 1975
(Cost: $395,758, Initial Acquisition Date: 10/30/2023)	19,835	765,338
(Cost: $3,109, Acquisition Date: 08/29/2025)(d)	148	5,711
Masterworks 304, xLxLxCx-xSxcxhxaxrxfx,x xKxexnxnxyx;x x xExvxoxlxuxtxixoxnx xRxexvxoxlxuxtxixoxnx xIxvx,x 2023
(Cost: $172,282, Initial Acquisition Date: 03/05/2024)	8,682	168,161
(Cost: $3,293, Acquisition Date: 08/29/2025)(d)	263	5,094
Masterworks 309, LLC-Condo, George; Untitled (Painting Drawing 6), 2011
(Cost: $184,239, Initial Acquisition Date: 03/05/2024)	9,330	180,742
(Cost: $12,687, Acquisition Date: 08/29/2025)(d)	762	14,762
Masterworks 311, xLxLxCx-xRxuxsxcxhxax,x xExdxwxaxrxdx;x xMxaxnxuxaxlx xMxoxbxixlxixtxyx,x 1994
(Cost: $898,294, Initial Acquisition Date: 03/05/2024)	44,913	1,355,550
(Cost: $6,700, Acquisition Date: 08/29/2025)(d)	337	10,171
Masterworks 312, xLxLxCx-xRxyxmxaxnx,x xRxoxbxexrxtx;x x xFxixlxex,x 1997
(Cost: $434,520, Initial Acquisition Date: 03/05/2024)	21,726	488,670
(Cost: $3,208, Acquisition Date: 08/29/2025)(d)	162	3,644
Masterworks 318, xLxLxCx-xPxexyxtxoxnx,x xExlxixzxaxbxextxhx;x x xHxaxixrxcxuxtx x(xBxexnx x&x xSxpxexnxcxexrx)x,x 2002
(Cost: $125,973, Initial Acquisition Date: 03/05/2024)	6,296	162,349
(Cost: $1,003, Acquisition Date: 08/29/2025)(d)	47	1,212
Masterworks 325, xLxLxCx-xCxoxnxdxox,x xGxexoxrxgxex;x x xExcxsxtxaxtxixcx xFxixgxuxrxexsx,x 2010
(Cost: $859,900, Acquisition Date: 03/05/2024)	42,995	734,178
(Cost: $4,775, Acquisition Date: 08/29/2025)(d)	369	6,301
Masterworks 326, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex 128 X 181 Cm, 2009
(Cost: $416,080, Acquisition Date: 03/05/2024)	20,804	286,629
 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
8

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 329, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx,x 2006
(Cost: $138,840, Initial Acquisition Date: 03/05/2024)	6,953	$134,672
(Cost: $2,848, Acquisition Date: 08/29/2025)(d)	194	3,758
Masterworks 334, LLC-Seo-bo, Park; Ecriture No. 2-80-81, 1980-1
(Cost: $252,400, Acquisition Date: 03/05/2024)	12,620	245,706
Masterworks 338, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx,x 2007
(Cost: $129,742, Initial Acquisition Date: 03/05/2024)	6,441	142,672
(Cost: $6,371, Acquisition Date: 08/29/2025)(d)	342	7,575
Masterworks 341, xLxLxCx-xWxoxoxlx,x xCxhxrxixsxtxoxpxhxexrx;x x xUxnxtxixtxlxexdx,x 1990
(Cost: $1,109,560, Acquisition Date: 04/09/2024)	55,478	1,684,395
(Cost: $10,661, Acquisition Date: 08/29/2025)(d)	700	21,253
Masterworks 348, xLxLxCx-xKxaxtxzx,x xAxlxexxx;x x xRxaxixnxcxoxaxtx xTxrxixpxtxyxcxhx,x 1982
(Cost: $450,820, Acquisition Date: 03/05/2024)	22,541	533,189
Masterworks 355, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x xDxexgxaxsx xAxtx 45, 1974
(Cost: $488,080, Initial Acquisition Date: 10/29/2024)	24,404	597,397
(Cost: $3,708, Acquisition Date: 08/29/2025)(d)	183	4,480
Masterworks 369, xLxLxCx-xBxrxoxwxnx,x xCxexcxixlxyx;x xWxhxaxtx xyxoxux xNxexexdx,x 2006
(Cost: $374,600, Acquisition Date: 12/20/2024)	18,730	491,434
Masterworks 371, LLC-Seo-bo, Park; Ecriture No. 2-75, 1975
(Cost: $249,840, Initial Acquisition Date: 03/05/2024)	12,492	244,983
(Cost: $1,382, Acquisition Date: 08/29/2025)(d)	93	1,824
Masterworks 380, xLxLxCx-xSxixnxgxexrx,x xAxvxexrxyx;x x xUxnxtxixtxlxexdx x(xSxaxtxuxrxdxaxyx xNxixgxhxtx)x,x 2017
(Cost: $327,735, Initial Acquisition Date: 03/05/2024)	16,473	305,734
(Cost: $15,444, Acquisition Date: 08/29/2025)(d)	990	18,374
Masterworks 386, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x(557-3), 1984
(Cost: $642,140, Initial Acquisition Date: 04/30/2024)	32,107	625,434
(Cost: $3,572, Acquisition Date: 08/29/2025)(d)	242	4,714
Masterworks 387, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx,x 2008
(Cost: $194,180, Acquisition Date: 03/05/2024)	9,709	153,458
Masterworks 388, xLxLxCx-xBxaxsx,x xHxexrxnxaxnx;x x xWxixtxhx xSxtxuxpxixdx,x 2011
(Cost: $249,660, Acquisition Date: 03/05/2024)	12,483	122,192

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 389, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx,x 2008
(Cost: $152,680, Acquisition Date: 04/02/2024)	7,634	$123,403
Masterworks 390, xLxLxCx-xOxwxexnxsx,x xLxaxuxrxax;x x xUxnxtxixtxlxexdx,x 2011
(Cost: $259,120, Initial Acquisition Date: 03/05/2024)	12,956	251,587
(Cost: $1,428, Acquisition Date: 08/29/2025)(d)	97	1,883
Masterworks 391, xLxLxCx-xPxexyxtxoxnx,x xExlxixzxaxbxextxhx;x x xPxixoxtxrx xUxkxlxaxnxsxkxix,x 1996
(Cost: $180,420, Acquisition Date: 03/05/2024)	9,021	170,323
(Cost: $1,846, Acquisition Date: 08/29/2025)(d)	129	2,436
Masterworks 393, xLxLxCx-xFxrxaxnxkxexnxtxhxaxlxexrx,x xHxexlxexnx;x x xSxexaxsxpxaxcxex,x 1981
(Cost: $519,191, Initial Acquisition Date: 03/05/2024)	25,963	514,431
(Cost: $2,927, Acquisition Date: 08/29/2025)(d)	195	3,864
Masterworks 395, xLxLxCx-xFxoxrxgx,x xGxuxnxtxhxexrx;x x xUxnxtxixtxlxexdx,x 2007
(Cost: $152,680, Acquisition Date: 03/05/2024)	7,634	123,543
Masterworks 396, xLxLxCx-xSxoxuxlxaxgxexsx,x xPxixexrxrxex;x xPxexixnxtxuxrxex 181 X 81 Cm, 2006
(Cost: $305,120, Acquisition Date: 04/02/2024)	15,256	205,445
Masterworks 398, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x x xCxlxoxsxex xBxyx,x 1992
(Cost: $724,854, Initial Acquisition Date: 03/05/2024)	36,264	574,481
(Cost: $3,420, Acquisition Date: 08/29/2025)(d)	271	4,293
Masterworks 399, xLxLxCx-xBxaxsx,x xHxexrxnxaxnx;x x xTxhxex xDxexaxdx xLxixnxex,x 2011
(Cost: $132,600, Acquisition Date: 03/05/2024)	6,630	71,523
(Cost: $9,377, Acquisition Date: 08/29/2025)(d)	878	9,472
Masterworks 400, xLxLxCx-xRxixcxhxtxexrx,x xGxexrxhxaxrxdx;x x xAxbxsxtxrxaxkxtxexsx xBxixlxdx x[819-2], 1994
(Cost: $669,980, Acquisition Date: 03/05/2024)	33,499	474,510
Masterworks 402, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x x xUxnxtxixtxlxexdx,x 2002
(Cost: $234,307, Initial Acquisition Date: 03/05/2024)	11,654	395,227
(Cost: $8,632, Acquisition Date: 08/29/2025)(d)	588	19,941
Masterworks 406, xLxLxCx-xRxixlxexyx,x xBxrxixdxgxextx;x xCxoxdxax,x 2016
(Cost: $343,120, Acquisition Date: 04/02/2024)	17,156	268,435
Masterworks 407, xLxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x x xWxoxoxdx xSxhxexlxfx xWxixtxhx xBxaxlxlx,x 2019
(Cost: $638,000, Acquisition Date: 03/26/2024)	31,900	697,318

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
9

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

	Shares	Value
Art (a) (b) (c) - 97.7% (continued)
Masterworks 410, xLxLxCx-xYxex,x xLxixux;x xTxhxex xExnxdx xOxfx xBxaxrxoxqxuxex,x 1998
(Cost: $796,940, Acquisition Date: 04/02/2024)	39,847	$692,202
(Cost: $8,870, Acquisition Date: 08/29/2025)(d)	674	11,708
Masterworks 414, xLxLxCx-xBxrxaxdxfxoxrxdx,x xMxaxrxkx;x x xVxaxlxuxex 87, 2009
(Cost: $384,840, Acquisition Date: 04/30/2024)	19,242	368,657
Masterworks 416, xLxLxCx-xGxhxexnxixex,x xAxdxrxixaxnx;x x xTxhxex xLxixdxlxexsxsx xExyxex,x 2014
(Cost: $238,780, Initial Acquisition Date: 03/05/2024)	11,939	161,872
Masterworks 417, xLxLxCx-xNxaxrxax,x xYxoxsxhxixtxoxmxox;x x xDxoxgx xIxnx xTxhxex xNxixgxhxtx,x 1995
(Cost: $252,680, Initial Acquisition Date: 03/05/2024)	12,634	244,707
(Cost: $1,380, Acquisition Date: 08/29/2025)(d)	94	1,821

Masterworks 418, xLxLxCx-xBxoxextxtxix,x xAxlxixgxhxixexrxox;x x xIxlx xVxexnxtxixcxixnxqxuxexsxixmxox xGxixoxrxnxox xDxexlx xTxexrxzxox xMxexsxex xDxexlxlxaxnxnxox xMxixlxlxexnxoxvxexcxexnxtxoxoxtxtxaxnx,x 1988

(Cost: $152,680, Acquisition Date: 03/26/2024)	7,634	172,103
(Cost: $1,475, Acquisition Date: 08/29/2025)(d)	89	2,005
Masterworks 419, xLxLxCx-xHxexnxdxrxixcxkxsx,x xBxaxrxkxlxexyx xLx.x;x x xTxrxixpxlxex xPxoxrxtxrxaxixtx: x xWxoxrxlxdx xCxoxnxqxuxexrxoxrx,x 2011
(Cost: $590,820, Initial Acquisition Date: 04/30/2024)	29,541	573,483
(Cost: $3,266, Acquisition Date: 08/29/2025)(d)	222	4,310
Masterworks 426, xLxLxCx-xWxoxoxdx,x xJxoxnxaxsx;x xWxhxixtxex xOxrxcxhxixdx xwxixtxhx xBxlxuxex xLxexaxvxexsx,x 2020
(Cost: $182,000, Initial Acquisition Date: 05/28/2024)	9,100	183,376
(Cost: $1,052, Acquisition Date: 08/29/2025)(d)	69	1,389
Masterworks 428, xLxLxCx-xKxuxsxuxmxax,x xYxaxyxoxix;x xIxnxfxixnxixtxyx-xNxextxsx x(xFxKxQxSx)x,x 2016
(Cost: $430,080, Acquisition Date: 06/11/2024)	21,504	307,374
Masterworks 434, xLxLxCx-xNxexexlx,x xAxlxixcxex;x xDxaxvxixdx xMxcxkxexex xAxnxdx xHxixsx xFxixrxsxtx xWxixfxex xJxaxnxex,x 1968
(Cost: $402,340, Acquisition Date: 08/28/2024)	20,117	470,291
Masterworks 446, xLxLxCx-xBxaxsxqxuxixaxtx,x xJxexaxnx-xMxixcxhxexlx;x xUxnxtxixtxlxexdx x(xCxaxvxex xPxaxixnxtxixnxgx)x,x 1982
(Cost: $1,387,220, Initial Acquisition Date: 10/29/2024)	69,361	1,600,373
(Cost: $10,420, Acquisition Date: 08/29/2025)(d)	521	12,021
Total Class A Equity Shares (Cost $108,969,643)		$108,485,433

	Shares	Value
Short-Term Investments - 1.1%
Money Market Funds - 1.1%
First American Government Obligations Fund - Class X - 3.58% (e)	612,693	$612,693
Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class - 3.57% (e)	612,692	612,692
Total Short-Term Investments (Cost $1,225,385)		1,225,385
TOTAL INVESTMENTS (Cost $110,195,028) - 98.8%		$109,710,818
ASSETS IN EXCESS OF OTHER LIABILITIES -1.2%		1,367,646
TOTAL NET ASSETS - 100.0%		$111,078,464
Percentages are stated as a percent of net assets.
(a)
Security is fair valued by the Adviser Valuation Committee pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities is $108,485,433 which represented 97.7% of net assets.

(b)	Non-Income producing security.
(c)	Security is illiquid.
(d)	Security is restricted as to resale. The aggregate value of these securities at April 30, 2026, was $3,439,177, which represented 3.1% of net assets.
(e)	Rate shown is the 7-day effective yield.
 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.(Continued)
10

Consolidated Schedule of Investments	as of April 30, 2026 (Unaudited)

STONE RIDGE ART RISK PREMIUM FUND

Prepaid Forward Contract (a)

Artwork Contract	Counterparty	Contract Date	Cost	Fair Value
Sxtxixlxlx, Cxlxyxfxfxoxrxdx; PxHx-x6x9x (xbx)	Masterworks, LLC	8/30/2023	$ 7,423,164	$ 10,970,753
Cxoxnxdxox, Gxexoxrxgxex; Axuxtxuxmxn ixnx Sxoxhxo (xcx)	Masterworks, LLC	3/13/2024	1,914,500	2,899,375
Mxixtxcxhxexlxlx, Jxoxaxnx; Bxlxuxexbxexrxrxy (xcx)	Masterworks, LLC	6/6/2024	6,467,110	8,794,096
Hockney, David; Almost Like Skiing (c)	Masterworks, LLC	1/22/2025	2,157,678	3,491,226
Mark Bradford; Sample 2 (d)	Masterworks, LLC	9/12/2025	1,213,644	1,844,986
				$ 28,000,436

(a)	Security is fair valued by the Adviser and has significant unobservable inputs.
(b)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2026 or May 2027, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

(c)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in November 2027 or May 2028, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

(d)
The forward contract is prepaid by the buyer and may be physically or cash settled. If the contract is to be cash settled, the final settlement price will be based upon sale of the artwork as agreed by the parties. The termination date is the earlier of (i) 100 days from the valuation date of the artwork in May 2028, as selected by the seller, or as otherwise agreed to by the parties, and (ii) two business days following sale of the artwork.

 The accompanying Notes to the Consolidated Schedule of Investments are an integral part of the Consolidated Schedule of Investments.
11

Notes to Consolidated Financial Statements	as of April 30, 2026 (Unaudited)
1. Summary of Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Stone Ridge Art Risk Premium Fund (the “Fund”) in the preparation of its consolidated financial statements. The consolidated financial statements have been prepared in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The Fund is an investment company and applies specific accounting and financial reporting requirements under Financial Accounting Standards Board (“FASB”) Accounting Standards Topic 946, Financial Services - Investment Companies.
2. Investment Valuation and Fair Value Measurement
The Board of Trustees (the “Board”) of Stone Ridge Trust VIII has approved procedures pursuant to which the Fund values its investments (the “Valuation Procedures”). The Board has established a Valuation Committee (the “Board Valuation Committee”), which has designated Stone Ridge Asset Management LLC (“Stone Ridge” or the “Adviser”) to serve as “valuation designee” in accordance with Rule 2a-5 of the Investment Company Act of 1940, as amended and, in that capacity, to bear responsibility for implementing the Valuation Procedures, including performing fair valuation determinations relating to all investments held by the Fund (as needed), subject to the oversight of the Board Valuation Committee and certain reporting and other requirements as described in the Valuation Procedures. A committee consisting of personnel of the Adviser (the “Adviser Valuation Committee”) performs certain functions in implementing the Valuation Procedures, including with respect to the performance of fair valuation determinations.
Generally, the Fund must value its assets using market quotations when they are readily available. If, with respect to any portfolio instrument, market quotations are not readily available or available market quotations are deemed to be unreliable by Stone Ridge, then such instruments will be valued as determined in good faith by Stone Ridge.
The Fund generally expects that the Artwork it holds will be fair valued by Stone Ridge in accordance with the Valuation Procedures and with assistance from certain Fund service providers. Listed below is a summary of certain of the methodologies generally used currently to fair value investments in Artwork, the special purpose vehicles that own Artwork or partial interests in Artwork (each, an “Artwork Company”) and the prepaid forward contracts on Artwork held by the Fund under the Valuation Procedures. The Artwork held by the Fund will be fair valued based on some or all the following fair valuation methodologies:
•
Assessment of the acquisition cost of Artwork or Artwork Company investments adjusted by premium or discount factors based on the Adviser’s assessment of economic, environmental conditions or other events that may result in higher or lower prices for Artwork or Artwork Company investments generally.

•	Assessment of recent comparable public and, to the extent verifiable, private sale prices for similar Artwork that is available and reliable and price trend information for comparable Artwork.
•	Assessment of artist-level and art-market segment level pricing information and benchmarks that are available and reliable and price trend information for such specific artist’s works.
•
Assessment of pricing information provided by third-party service providers or valuation agents, including Masterworks or Masterworks Administrative Services, LLC (“Masterworks AS” or “Artwork Administrator”).

•	Assessment of any other available information that the Adviser deems relevant to the valuation of Artwork or Artwork Company investments.
Fair value pricing of Artwork will require subjective determinations about the value of Artwork. Fair values may differ from prices that are used by others, for the same investments. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets or liabilities held by the Fund. It is possible that the fair value determined for an investment may be materially different than the value that could be realized upon the sale of such security. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
12

Notes to Consolidated Financial Statements	as of April 30, 2026 (Unaudited)
The Adviser will generally determine the value of the Artwork Company investment by using the value of the underlying single work of art adjusted for any factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to the fees charged to the Artwork Company, any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser. The Advisor will generally determine the value of the prepaid forward contract by using the value of the underlying single work of art adjusted for any fees owed to the counterparty as part of the contract. The Adviser values the underlying Artwork using a sales comparison approach (the “Sales Comparison Approach”), which is an appraisal method that compares the Artwork to a set of artworks with similar characteristics that have recently sold (“comparables” or “comps”) and taking into account certain other factors (art-specific factors, artist-specific factors, market factors and any changes to the condition of the Artwork). The valuation of the Artwork will be carried out by an appraiser upon the sale of a comparable (or if more than 180 days have passed since acquisition of the artwork without a sale of a comparable during such 180 days) and documented in an appraisal report.
The Fund adheres to authoritative fair valuation accounting standards that set out a hierarchy for measuring fair valuation inputs. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to significant unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:
Level 1 Inputs: quoted prices (unadjusted) in active markets for identical assets or liabilities that the Fund can access at the measurement date;
Level 2 Inputs: inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly including inputs in markets that are not considered to be active or in active markets for similar assets or liabilities, observable inputs other than quoted prices and inputs that are not directly observable but are corroborated by observable market data;
Level 3 Inputs: significant unobservable inputs for the asset or liability.
Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Adviser. The Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The categorization of a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Adviser’s perceived risk of that instrument.
The table below summarizes assets and liabilities measured at fair value on a recurring basis as of April 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Class A Equity Shares	$—	$—	$ 108,485,433	$ 108,485,433
Money Market Funds	1,225,385	—	—	1,225,385
Total Investments	$1,225,385	$—	$ 108,485,433	$ 109,710,818
Total Other Financial Instruments
Prepaid Forward Contracts	$—	$—	$28,000,436	$28,000,436
Total	$—	$—	$28,000,436	$28,000,436

13

Notes to Consolidated Financial Statements	as of April 30, 2026 (Unaudited)
Below is a reconciliation that details the activity of securities classified in Level 3 during the period ended April 30, 2026:

	Class A Equity Shares	Prepaid Forward Contracts
Beginning Balance — July 31, 2025	$ 104,052,380	$ 25,178,450
Acquisitions	2,550,066	1,533,858
Dispositions	—	—
Realized gains (losses)	—	—
Return of capital	—	—
Change in unrealized appreciation/(depreciation)	1,882,987	1,288,128
Transfers in/(out) Level 3	—	—
Ending Balance — April 30, 2026	$ 108,485,433	$ 28,000,436

As of April 30, 2026, the change in unrealized appreciation (depreciation) on positions still held by the Fund was $1,882,987 for Class A Equity Shares and $1,288,128 for Prepaid Forward Contracts.
The following table summarizes the quantitative inputs used for investments categorized as Level 3 of the fair value hierarchy as of April 30, 2026:

TYPE OF SECURITY	INDUSTRY	FAIR VALUE AT 04/30/2026	VALUATION TECHNIQUES	UNOBSERVABLE INPUTS	RANGE	WEIGHTED AVERAGE
Class A Equity Shares	Art	$ 108,485,433	Sales Comparison Approach	N/A	N/A	N/A
Prepaid Forward Contracts	Art	$28,000,436	Sales Comparison Approach	N/A	N/A	N/A

The Artwork underlying each Artwork Company or prepaid forward contract is valued using the Sales Comparison Approach, which is an appraisal method carried out by an independent third-party appraiser that compares the Artwork to a set of comparable artworks. The appraiser selects the comparable artworks by identifying artworks that have similar characteristics to the Artwork in question (e.g., artist, genre, time period, size, date of the work’s creation, medium, series, imagery, technique, color, condition, provenance, exhibition history, prior sales history and any other relevant information); considering the recency of such artworks’ sales data; and considering the reliability of such sales data. The appraiser assigns a value to the Artwork in question based on the similarity of the physical characteristics and condition of the comparable artworks to the Artwork in question; the appraiser’s perceived quality of the comparable relative to the Artwork in question; the date of the comparable work’s most recent sale; and the source of the relevant sales data. The appraiser may also incorporate art-specific factors, artist-specific factors, market factors and/or the physical condition of the Artwork into the fair valuation of the Artwork. The appraisers do not, in any formulaic or mathematical manner, make adjustments to the sales comparable figures, but instead rely on their professional expertise to determine a fair value for the Artwork that is based on the different sales comparable figures, using a qualitative approach. To fair value the Artwork Company investments, the fees and expenses paid to the sponsor of the Artwork Company, as described in the offering documents of each Artwork Company, are subtracted from the fair value of the underlying Artwork and that value is then prorated to reflect the number of shares of the Artwork Company owned by the Fund. The Adviser will additionally adjust the fair value of the underlying Artwork for any other factors required to convert the value of the artwork asset to the value of the equity security. These factors include but are not limited to any secondary market or other transactions for Artwork Company shares, the perceived likelihood of a sale of the Artwork underlying the Artwork Company, the perceived timing of any such sale, the perceived likelihood of the form of any such sale (i.e., sale at auction versus sale in the private market) and any fees or expenses associated with such form, the perceived future appreciation rate of such Artwork, other market-wide or economic conditions or factors, or other factors deemed relevant by the Adviser.
To fair value the prepaid forward, any fees owed to the contract counterparty are subtracted from the fair value of the underlying Artwork.
14